Administrative Expense	12 Months Ended
Dec. 31, 2019
Administrative Expense [Abstract]
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2019	2018	2017
Labor	1,690,420	2,193,120	1,600,380
Audit fee	138,870	122,908	216,281
Professional fee	18,517	69,639	77,754
Design fee	372,192	648,632	937,478
Depreciation and amortization charges	685,253	1,185,257	1,149,455
Bank charges	2,815	8,130	18,352
Rental	73,021	75,907	74,668
Travelling and entertainment	17,439	2,662	107,566
Others	479,731	600,765	697,463
	3,478,258	4,907,020	4,879,397